Debt and Capital Structure - Schedule of Long-Term Debt (Detail) $ in Millions, $ in Billions	Dec. 31, 2021 CAD ($)	Jan. 01, 2021 CAD ($)	Jan. 01, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Net Debt Premiums (Discounts) and Transaction Costs	$ 272			$ (69)
Long-Term Debt	12,385			7,441
Long-Term Portion	12,385			7,441
The Arrangement
Disclosure of detailed information about borrowings [line items]
Debt premiums		$ 353
U.S. Dollar Denominated Unsecured Notes | The Arrangement
Disclosure of detailed information about borrowings [line items]
Long-Term Debt		$ 3,000	$ 2.4
Long-Term Debt
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	12,113			7,510
Long-Term Debt | Revolving Term Debt
Disclosure of detailed information about borrowings [line items]
Revolving Term Debt	0			0
Long-Term Debt | Canadian Dollar Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	2,750			0
Long-Term Debt | U.S. Dollar Denominated Unsecured Notes
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent)	$ 9,363			$ 7,510